Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Conversion options	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020		110,551,314
Beginning balance at Dec. 31, 2020	$ (95,625,929)	$ 32,562,541	$ 0	$ 1,472,520	$ (126,430,406)	$ (3,230,584)
Transfer from share-based compensation liability	130,276,188		130,276,188
Transfer of retractable common shares from liability (in shares)		17,994,857
Transfer of retractable common shares from liability	29,072,804	$ 29,072,804
Share-based compensation	10,072,159		10,072,159
Shares issued pursuant to exercise of stock options (in shares)		970,000
Shares issued pursuant to exercise of stock options	724,599	$ 15,280,347	(14,555,748)
Proceeds from issuance of shares through "at-the-market" equity program	0
Issuance of shares through private placement (in shares)		20,040,200
Issuance of shares through private placement	196,255,491	$ 196,255,491
Redemption of conversion option on convertible debt instruments	(1,472,520)			(1,472,520)
Issuance of shares upon business combination transaction (in shares)		39,911,231
Issuance of shares upon business combination transaction	137,124,375	$ 137,124,375
Net earnings (loss)	(71,591,031)				(71,591,031)
Other comprehensive loss
Foreign currency translation adjustment	(2,016,700)					(2,016,700)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2021		189,467,602
Ending balance at Sep. 30, 2021	332,819,436	$ 410,295,558	125,792,599	0	(198,021,437)	(5,247,284)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		190,002,712
Beginning balance at Dec. 31, 2021	368,681,834	$ 418,709,160	122,637,796	0	(169,755,726)	(2,909,396)
Share-based compensation	9,840,110		9,840,110
Shares issued pursuant to exercise of stock options (in shares)		300
Shares issued pursuant to exercise of stock options	3,798	$ 3,798
Issuance of shares though "at-the-market" equity program (in shares)		4,708,822
Proceeds from issuance of shares through "at-the-market" equity program	19,186,356	$ 19,186,356
Net earnings (loss)	22,413,578				22,413,578
Other comprehensive loss
Foreign currency translation adjustment	(21,832,655)					(21,832,655)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2022		194,711,834
Ending balance at Sep. 30, 2022	$ 398,293,021	$ 437,899,314	$ 132,477,906	$ 0	$ (147,342,148)	$ (24,742,051)